SUBSEQUENT EVENTS	3 Months Ended	5 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 9. SUBSEQUENT EVENTS

In accordance with ASC Topic 855, “Subsequent Events”, which establishes general standards of accounting for and disclosure of events that occur after the balance sheet date but before financial statements are issued, the Company has evaluated all events or transactions through May 14, 2026, which was the date these financial statements were available for issuance. Based upon this review, the Company has identified below subsequent events that would have required adjustment or disclosure in the financial statements.

On April 7, 2026, the Company further restated and amended the note with the Sponsor to increase the aggregate principal amount to $550,000.

On May 12, 2026, our sponsor surrendered 6,160,714 founder shares to us for no consideration, which shares were cancelled, resulting in an aggregate of 6,160,715 founder shares outstanding.

As described under “Legal Proceedings,” we have entered into a Settlement Agreement to resolve a pending arbitration and related proceedings. The effectiveness of the Settlement Agreement is contingent upon the closing of this offering. If this offering is not closed by May 25, 2026 (subject to extension by mutual agreement), the Settlement Agreement will not become effective and the arbitration and related proceedings could continue, and we could remain subject to claims in excess of $15,000,000. On May 13, 2026, the parties further extended such date until August 14, 2026.

NOTE 9. SUBSEQUENT EVENTS

In accordance with ASC Topic 855, “Subsequent Events”, which establishes general standards of accounting for and disclosure of events that occur after the balance sheet date but before financial statements are issued, the Company has evaluated all events or transactions through May 15, 2026, which was the date these financial statements were available for issuance. Based upon this review, the Company has identified below subsequent events that would have required adjustment or disclosure in the financial statements.

On February 12, 2026, the Company further restated and amended the note to increase the aggregate principal amount to $450,000.

On April 7, 2026, the Company further restated and amended the note to increase the aggregate principal amount to $550,000.

On May 12, 2026, our sponsor surrendered 6,160,714 founder shares to us for no consideration, which shares were cancelled, resulting in an aggregate of 6,160,715 founder shares outstanding. All shares and associated amounts have been retroactively restated to reflect the surrender (see Note 5).